[MFS(R) INVESTMENT MANAGEMENT LOGO]

MFS(R) VARIABLE INSURANCE TRUST(SM)                                   PROSPECTUS
MAY 1, 2004                                                        SERVICE CLASS

MFS(R) GLOBAL EQUITY SERIES

MFS(R) HIGH INCOME SERIES

MFS(R) NEW DISCOVERY SERIES

MFS(R) VALUE SERIES


This Prospectus describes four series of the MFS Variable Insurance Trust (referred to as the trust), each of which offers Service Class shares.

 1. MFS GLOBAL EQUITY SERIES seeks capital appreciation (referred to as the Global Equity Series).

 2. MFS HIGH INCOME SERIES seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features (referred to as the High Income Series).

 3. MFS NEW DISCOVERY SERIES seeks capital appreciation (referred to as the New Discovery Series).

 4. MFS VALUE SERIES seeks capital appreciation and reasonable income (referred to as Value Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

                                                                            PAGE
I     Expense Summary                                                         1

II    Risk Return Summary                                                     2

       1. Global Equity Series                                                2

       2. High Income Series                                                  5

       3. New Discovery Series                                                8

       4. Value Series                                                       11

III   Certain Investment Strategies and Risks                                14

IV    Management of the Series                                               14

V     Description of Shares                                                  15

VI    Other Information                                                      15

VII   Financial Highlights                                                   17

      Appendix A -- Investment Techniques and Practices                     A-1

     The trust offers Service Class shares of its 14 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Four of these are described below.

I    EXPENSE SUMMARY

-    EXPENSE TABLE

     The "Expense Table" describes the fees and expenses that you may pay when you hold service class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. The table is supplemented as follows:

     ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                                        GLOBAL         HIGH         NEW
                                                                        EQUITY        INCOME     DISCOVERY    VALUE
                                                                        SERIES        SERIES      SERIES      SERIES
                                                                        ------        ------     ---------    ------
     Management Fees                                                     1.00%         0.75%        0.90%      0.75%
     Distribution (12b-1) Fees(1)                                        0.25%         0.25%        0.25%      0.25%
     Other Expenses                                                      0.94%         0.15%        0.14%      0.43%
                                                                        -----          ----         ----      -----
     Total Annual Series Operating Expenses                              2.19%         1.15%        1.29%      1.43%
                                                                        -----          ----         ----      -----
     Fee Reductions                                                     (0.79)%(3)     0.00%(3)      N/A      (0.28)%(3)
     Net Expenses(2)                                                     1.40%         1.15%        1.29%      1.15%

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     (1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
     (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 1.28% for New Discovery Series.
     (3) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually. (Note that the High Income Series' "Other Expenses" are currently at or below 0.15% and the series is reimbursing MFS.) This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series. These reimbursement agreements will terminate on the earlier of April 30, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the series.

-    EXAMPLE OF EXPENSES--SERVICE CLASS

     THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY INSURANCE COMPANIES THROUGH WHICH YOUR INVESTMENT IN A SERIES MAY BE MADE.

       The examples assume that:

        - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

        - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

        - The series' operating expenses remain the same, except that for the Global Equity Series, High Income Series, and Value Series. These series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table on the previous page).

       Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                             PERIOD
                                                    -----------------------------------------------------------
                                                    1 YEAR           3 YEARS          5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------
     Global Equity Series                            $ 143            $  609          $ 1,102           $ 2,462
     High Income Series                                117               365              633             1,398
     New Discovery Series                              131               409              708             1,556
     Value Series                                      117               425              755             1,689

II      RISK RETURN SUMMARY

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."


     1:  GLOBAL EQUITY SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts for those securities, of U.S. and foreign (including emerging market) issuers. The series spreads its investments across these markets and focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series generally seeks to purchase securities of companies with relatively large market capitalizations relative to the market in which they are traded. The series' investments may include securities traded in the over-the-counter
     (OTC) markets. Under normal market conditions, the series invests in at least three different countries, one of which is the United States.

     A company's principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in a country, (b) has its principal securities trading market in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purposes of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

          The series commenced investment operations with the offering of Initial Class shares on May 3, 1999 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

     2000       (7.23)%
     2001       (9.76)%
     2002      (11.65)%
     2003       28.24%

          During the period shown in the bar chart, the highest quarterly return was 15.93% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (14.47)% (for the calendar quarter ended September 30, 2002).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                   1 YEAR        LIFE*
     Global Equity Series--Service Class Shares                     28.24%         3.51%
     Morgan Stanley Capital International (MSCI) World Index#+      33.76%        (2.00)%

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     * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2003. Index returns are from May 1, 1999.
     + The Morgan Stanley Capital International (MSCI) World Index is a measure of the global stock market.
     #    Source: Standard & Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

     PORTFOLIO MANAGER

     The series' portfolio manager is David R. Mannheim, an MFS Senior Vice President. Mr. Mannheim has been the portfolio manager of the series since its inception and has been employed in the MFS investment management area since 1988.

     2:  HIGH INCOME SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in high income fixed income securities. Fixed income securities offering the high current income sought by the series generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by MFS to be comparable to lower rated bonds.

     While the series focuses its investments on bonds issued by corporations or similar entities, it may invest in all types of debt securities. The series may invest in foreign securities (including emerging markets securities), through which it may have exposure to foreign currencies.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather primarily performs its own independent credit analysis.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments among fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -    JUNK BOND RISK:

               - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

               - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

          The series commenced investment operations with the offering of Initial Class shares on July 26, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

     2000      (6.48)%
     2001       1.62%
     2002       2.33%
     2003      17.70%

          During the period shown in the bar chart, the highest quarterly return was 5.77% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.18)% (for the calendar quarter ended December 31, 2000).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                  1 YEAR        5 YEAR           LIFE*
     High Income Series--Service Class Shares                      17.70%          4.03%          5.93%
     Lipper High Yield Bond Index##+                               26.36%          2.91%          5.24%
     Lehman Brothers High Yield Index#++                           28.97%          5.23%          6.71%

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     * Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2003. Index return is from August 1, 1995.
     #    Source: Standard & Poor's Micropal, Inc.
     ##   Source: Lipper Inc.

     + The Lipper High Yield Bond Index measures the performance of the high-yield bond market.

     ++ The Lehman Brothers High Yield Index measures the performance of the high-yield bond market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     John F. Addeo, an MFS Vice President, has been employed in the MFS investment management area since 1989. Mr. Addeo has been the series' portfolio manager since April 2004.

     3:  NEW DISCOVERY SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     While emerging growth companies may be of any size, the series will generally focus on smaller capitalization emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment. As of December 31, 2003, the range of companies in the Russell 2000 Stock Index was between $7 million and $2.3 billion. This index is a widely recognized, unmanaged index of small cap common stock prices. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - EMERGING GROWTH COMPANIES RISK: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

          -    have limited product lines, markets and financial resources

          -    are dependent on management by one or a few key individuals

          - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - SMALL CAPITALIZATION COMPANIES RISK: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small capitalization companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - SHORT SALES RISK: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

          The series commenced investment operations with the offering of Initial Class shares on May 1, 1998 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

     2000    (19.61)%
     2001     (5.25)%
     2002    (31.80)%
     2003     33.43%

          During the period shown in the bar chart, the highest quarterly return was 25.99% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (23.50)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the investment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                               1 YEAR      5 YEAR         LIFE*
     New Discovery Series--Service Class Shares                33.43%       7.93%         7.37%
     Russell 2000(R)Growth Index**+                            48.54%       0.86%        (1.11)%
     Russell 2000 Index***+                                    47.25%       7.13%         3.91%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2003. Index returns are from May 1, 1998.
     ** The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks.

     *** The Russell 2000 Index measures the performance of U.S. small-cap stocks.

     +    Source: Standard & Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     The fund is managed by a team of portfolio managers comprised of: Donald F. Pitcher, Jr. and Robert A. Henderson, each an MFS Senior Vice President. These individuals have each been a portfolio manager of the fund since: Mr. Pitcher - June 2002 and Mr. Henderson - April 2002 and have been employed in the MFS investment management area since: Mr. Pitcher - 1971 and Mr. Henderson - 1996. Effective on or about June 30, 2004, Thomas H.
     Wetherald will replace Mr. Pitcher on the management team. Mr. Wetherald, an MFS Vice President, has been employed in the MFS investment management area since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors.

     Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

     4:  VALUE SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek capital appreciation and reasonable income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which the adviser believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because:

     -    they are temporarily out of favor in the market due to

               -    a decline in the market

               -    poor economic conditions

               - developments that have affected or may affect the issuer of the securities or the issuer's industry

     -    the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series seeks to achieve a gross yield that exceeds that of the Standard & Poor's 500 Composite Stock Index. Equity securities may be listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - UNDERVALUED SECURITIES RISK: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

     - LARGE CAP COMPANIES RISK: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potential lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     - INTEREST RATE RISK: Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

     - FOREIGN MARKETS RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

               - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               - Foreign markets may be less liquid and more volatile than U.S. markets.

               - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in buying and selling these stocks at prevailing market prices.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

          The series commenced investment operations with the offering of Initial Class shares on January 3, 1995 and subsequently offered Service Class shares on May 1, 2000. Service Class share performance includes the performance of the series Initial Class shares for any applicable periods prior to the offering of Service Class shares (blended performance). Because operating expenses of Service Class shares are higher than those of the Initial Class shares, this blended Service Class share performance is higher than it would have been had Service Class shares had been offered for the entire period. Past performance is no guarantee of future results. Blended class performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees).

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Service Class shares, assuming the reinvestment of distributions.

[CHART]

                        2003     24.71%

          During the period shown in the bar chart, the highest quarterly return was 14.96% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (6.38)% (for the calendar quarter ended March 31, 2003).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                             1 YEAR          LIFE*
     Value Series--Service Class Shares                       24.71%          3.69%
     Russell 1000 Value Index**+                              30.03%          4.81%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2003. Index returns are from January 1, 2002.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Russell 1000 Value Index measures the performance of Large-Cap U.S. Value Stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     Lisa B. Nurme and Steven R. Gorham, each an MFS Senior Vice President, are the series' portfolio managers. Ms. Nurme has been a portfolio manager of the series since inception and has been employed in the MFS investment management area since 1987. Mr. Gorham is a portfolio manager of the series effective January 21, 2002 and has been employed in the MFS investment management area since 1992. Ms. Nurme has announced her retirement from MFS effective on or about May 31, 2004. Upon Ms. Nurme's retirement, Mr. Gorham will assume sole responsibility for managing the series.

III     CERTAIN INVESTMENT STRATEGIES AND RISKS

-    FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

     Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-    TEMPORARY DEFENSIVE POLICIES

     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-    ACTIVE OR FREQUENT TRADING

     Each series may engage in active or frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

IV      MANAGEMENT OF THE SERIES

-    INVESTMENT ADVISER

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

     MFD or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to insurance companies and plan sponsors to whom shares of the series are offered (collectively, "Record Owners") in recognition of their marketing and/or administrative services support. This compensation is not reflected in the fees and expenses listed in the fee table section of the series' prospectus. In the case of any one Record Owner, marketing and administrative support payments, with certain limited exceptions, will not exceed 0.25% of the total assets of the series attributable to the Record Owner, on an annual basis. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to Record Owner.

     You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. In addition, you can ask your Record Owner for information about any payments it receives from MFD and any services provided.

-    ADMINISTRATOR

     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-    DISTRIBUTOR

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

-    SHAREHOLDER SERVICING AGENT

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

V       DESCRIPTION OF SHARES

     The trust offers two classes of shares--initial class shares and service class shares (except the Money Market Series that only offers initial class shares and therefore is not available through this service class prospectus). Service class shares, which bear a Rule 12b-1 distribution fee, are offered through this prospectus. Over time, these fees will increase the cost of your shares and may cost you more than paying other type of sale charges. Initial class shares are available through a separate prospectus. If you would like to receive a copy of this other prospectus, please call the MFS Service Center at the telephone number referenced at the back of this document. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

VI      OTHER INFORMATION

-    PRICING OF SERIES' SHARES

     The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of series shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the series' do not transact purchase, exchange or redemption orders.

     To determine net asset value, each series values its assets at current market prices where current market prices are readily available (certain short term debt instruments are valued at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

     Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

-    DISTRIBUTIONS

     Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

-    TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

     Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-    RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

     Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. The series reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading (e.g., trading, which in the reasonable judgement of the series' or its agents, may disrupt portfolio investment strategies or otherwise adversely affect the series) and transactions accepted by an insurance company or retirement plan sponsor through which the transaction is placed. In the event that the series reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The series reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the series' judgment, such delay would be in the series' best interest, in which case both the redemption and purchase side of the exchange will receive the series' net asset value at the conclusion of the delay period.

-    EXCESSIVE TRADING PRACTICES

     Excessive Trading Policies. Excessive trading into and out of the series can disrupt portfolio investment strategies and increase series' operating expenses. The series are not designed to accommodate excessive trading practices. The series and their agents reserve the right to restrict, reject or cancel purchase and exchange orders, as described above, which represent excessive trading.

     Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the series or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the series and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the series receive purchase, exchange and redemption orders from insurance companies and retirement plans which maintain omnibus accounts with the series. Omnibus account arrangements are common forms of holding shares of a series, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to a series. Therefore, the ability of the series to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the series. The insurance company through which you purchased your variable annuity or variable life contract may impose transfer limitations and other limitations designed to curtail excessive trading. Please refer to your variable annuity or variable life contract for details.

     Excessive Trading Risks. To the extent that the series or their agents are unable to curtail excessive trading practices in a series, these practices may interfere with the efficient management of the series' portfolio, and may result in the series engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the series' operating costs and decrease the series' investment performance, and maintenance of a higher level of cash balances would likewise result in lower series investment performance during periods of rising markets.

     For series that significantly invest in foreign securities traded on markets which may close prior to when the series determines its net asset value (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of series shares held by other shareholders. Because events may occur after the close of these foreign markets and before the series' valuation time that influence the value of these foreign securities, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these foreign securities as of the series' valuation time (referred to as price arbitrage). The series has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the series' valuation time. To the extent that the series does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of series shares held by other shareholders.

     For series that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the series' portfolio to a greater degree than series which invest in highly liquid securities, in part because the series may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of series shares held by other shareholders.

-    IN-KIND DISTRIBUTIONS

     The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-    UNIQUE NATURE OF SERIES

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-    POTENTIAL CONFLICTS

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

VII     FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). The per share data in the financial highlights tables, including total returns, do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce total return. This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

1.  GLOBAL EQUITY SERIES--SERVICE CLASS

                                                                               YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                                                    ------------------------------------------     DECEMBER 31,
SERVICE CLASS SHARES                                                   2003          2002              2001           2000*
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value --  beginning of period                             $     8.57     $    9.72        $    10.79      $   11.69
                                                                    ----------     ---------        ----------      ---------
Income from investment operations# --
  Net investment income^                                            $     0.13     $    0.01        $     0.06      $    0.05
  Net realized and unrealized gain (loss) on investments
     and foreign currency                                                 2.29         (1.14)            (1.11)         (0.75)
                                                                    ----------     ---------        ----------      ---------
        Total from investment operations                            $     2.42     $   (1.13)       $    (1.05)     $   (0.70)
                                                                    ----------     ---------        ----------      ---------
Less distributions declared to shareholders --
  From net investment income                                        $       --     $   (0.02)       $    (0.01)     $   (0.04)
  From net realized gain on investments and foreign
     currency transactions                                                  --            --                --          (0.10)
  In excess of net realized gain on investments and foreign
     currency transactions                                                  --            --             (0.01)         (0.06)
                                                                    ----------     ---------        ----------      ---------
        Total distributions declared to shareholders                $       --     $   (0.02)       $    (0.02)     $   (0.20)
                                                                    ----------     ---------        ----------      ---------
Net asset value -- end of period                                    $    10.99  $       8.57        $     9.72      $   10.79
                                                                    ----------     ---------        ----------      ---------
Total return                                                             28.24%       (11.65)%           (9.76)%        (7.53)%++
Ratios (to average net assets)/Supplemental data^:
  Expenses##                                                              0.65%###      1.40%             1.36%          1.37%+
  Net investment income                                                   1.41%         0.15%             0.59%          0.75%+
Portfolio turnover                                                          48%          148%               71%           101%
Net assets at end of period                                         $       22     $     148        $      168      $     187

^ MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for the Service Class shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to amounts paid by MFS in prior years. On May 1, 2003, the series' expense reimbursement agreement expired and was replaced with a new agreement under the same terms. The new agreement will terminate on the earlier of May 1, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

     Net investment income (loss)                                   $     0.06     $   (0.07)       $    (0.05)     $   (0.07)
     Ratios (to average net assets):
        Expenses##                                                        1.44%         2.35%             2.42%          2.96%+
        Net investment income (loss)                                      0.62%        (0.80)%           (0.47)%        (0.84)%+

----------
* For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect expense reductions from fees paid indirectly.
### Expense ratio is not in correlation with contractual fee arrangement due to the small size of Service Class assets. MFS is the Service Class' sole shareholder.

2.  HIGH INCOME SERIES--SERVICE CLASS

                                                                               YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                                                    ------------------------------------------    DECEMBER 31,
SERVICE CLASS SHARES                                                   2003           2002             2001           2000*
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                              $     8.77     $    9.20        $     9.86      $   10.56
                                                                    ----------     ---------        ----------      ---------
Income from investment operations#^^ --
  Net investment income^                                            $     0.65     $    0.70        $     0.71      $    0.80
  Net realized and unrealized gain (loss) on investments and
     foreign currency                                                     0.88         (0.49)            (0.54)         (1.50)
                                                                    ----------     ---------        ----------      ---------
        Total from investment operations                            $     1.53     $    0.21        $     0.17      $   (0.70)
                                                                    ----------     ---------        ----------      ---------
Less distributions declared to shareholders from net
  investment income                                                 $    (0.39)    $   (0.64)       $    (0.83)     $      --
                                                                    ----------     ---------        ----------      ---------
Net asset value -- end of period                                    $     9.91     $    8.77        $     9.20      $    9.86
                                                                    ----------     ---------        ----------      ---------
Total return                                                             17.70%         2.33%             1.62%         (6.48)%++
Ratios (to average net assets)/Supplemental data^:
  Expenses##                                                              1.15%         1.15%             1.11%          1.15%+
  Net investment income^^                                                 6.99%         8.16%             8.97%         10.50%+
Portfolio turnover                                                          82%           68%               64%            70%
Net assets at end of period (000 Omitted)                           $   40,964     $  17,190        $    3,182      $       0+++

^ MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

     Net investment income^^                                        $     0.65     $    0.70        $     0.70      $    0.82
     Ratios (to average net assets):
        Expenses##                                                        1.14%         1.13%             1.21%          1.19%+
        Net investment income^^                                           7.00%         8.18%             8.87%         10.46%+

^^ As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of the change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.04%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

----------
* For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
+    Annualized.
++   Not annualized.
+++  Service Class net assets were less than $500.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.

3.  NEW DISCOVERY SERIES--SERVICE CLASS

                                                                               YEAR ENDED DECEMBER 31,            PERIOD ENDED
                                                                   -------------------------------------------    DECEMBER 31,
SERVICE CLASS SHARES                                                   2003           2002            2001           2000**
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -- beginning of period                             $     10.38     $     15.22     $     16.59     $    17.73
                                                                   -----------     -----------     -----------     ----------
Income (loss) from investment operations# --
  Net investment loss^                                             $     (0.11)    $     (0.09)    $     (0.12)    $    (0.07)
  Net realized and unrealized gain (loss) on investments and
     foreign currency                                                     3.58           (4.75)          (0.75)         (1.07)
                                                                   -----------     -----------     -----------     ----------
        Total from investment operations                           $      3.47     $     (4.84)    $     (0.87)    $    (1.14)
                                                                   -----------     -----------     -----------     ----------
Less distributions declared to shareholders --
  From net realized gain on investments and foreign
     currency transactions                                         $        --     $        --     $     (0.34)    $       --
  In excess of net realized gain on investments and foreign
     currency transactions                                                  --              --           (0.16)            --
                                                                   -----------     -----------     -----------     ----------
        Total distributions declared to shareholders               $        --     $        --     $     (0.50)    $       --
                                                                   -----------     -----------     -----------     ----------
Net asset value -- end of period                                   $     13.85     $     10.38     $     15.22     $    16.59
Total return                                                             33.43%         (31.80)%         (5.25)%        (6.43)%++
Ratios (to average net assets)/Supplemental data^:
  Expenses##                                                              1.29%           1.28%           1.26%          1.26%+
  Net investment loss                                                    (0.88)%         (0.78)%         (0.82)%        (0.67)%+
Portfolio turnover                                                          88%             90%             63%            65%
Net assets at end of period (000 Omitted)                          $   349,012     $   176,319     $   124,272     $   42,304

^ From May 1, 2000 through April 30, 2003, subject to reimbursement of the series, the investment adviser agreed to maintain expenses of the series, exclusive of management and distribution fees, at not more than 0.15% of the average daily net assets. Effective May 1, 2003, the series is no longer subject to reimbursement. To the extent actual expenses were over/under this limitation, the net investment loss per share and the ratios would have been:

     Net investment loss                                           $     (0.11)*   $     (0.09)*   $     (0.12)    $    (0.08)
     Ratios (to average net assets):
        Expenses##                                                        1.29%*          1.28%*          1.29%          1.29%+
        Net investment loss                                              (0.87)%         (0.78)*         (0.85)%        (0.70)%+

----------
* Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.

4.  VALUE SERIES--SERVICE CLASS

                                                                                YEAR ENDED
                                                                                DECEMBER 31,        PERIOD ENDED
SERVICE CLASS                                                                      2003          DECEMBER 31, 2002*
-------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value -- beginning of period                                          $       8.62          $    10.00
                                                                                ------------          ----------
Income from investment operations# --
  Net investment income^                                                        $       0.11          $     0.12
  Net realized and unrealized gain (loss) on investments and foreign currency           2.02               (1.50)
                                                                                ------------          ----------
        Total from investment operations                                        $       2.13          $    (1.38)
                                                                                ------------          ----------
Less distributions declared to shareholders from net investment income          $      (0.02)         $       --
Net asset value -- end of period                                                $      10.73          $     8.62
                                                                                ------------          ----------
Total return                                                                           24.71%             (13.80)%++
Ratios (to average net assets)/Supplemental data^:
  Expenses##                                                                            1.15%               1.15%+
  Net investment income                                                                 1.22%               1.44%+
Portfolio turnover                                                                        48%                102%
Net assets at end of period (000 Omitted)                                       $     18,137          $    3,735

^ MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for the Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

     Net investment income (loss)                                               $       0.09        $      (0.05)
     Ratios (to average net assets):
        Expenses##                                                                      1.43%               3.19%+
        Net investment income (loss)                                                    0.94%              (0.60)%+

----------
* For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2002.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.

APPENDIX A                                                  GLOBAL EQUITY SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Global Equity Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                 ANTICIPATES USING                CURRENTLY ANTICIPATE USING

       DEBT SECURITIES
        ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                     --
         Corporate Asset-Backed Securities                             --
         Mortgage Pass-Through Securities                              --
         Stripped Mortgage-Backed Securities                           --
        Corporate Securities                                           --
        Loans and Other Direct Indebtedness                            --
        Lower Rated Bonds                                              --
        Municipal Bonds                                                --
        U.S. Government Securities                                     /X/
        Variable and Floating Rate Obligations                         --
        Zero Coupon Bonds, Deferred Interest Bonds and PIK
          Bonds                                                        --
       Equity Securities                                               /X/
       FOREIGN SECURITIES EXPOSURE
        Brady Bonds                                                    --
        Depositary Receipts                                            /X/
        Dollar-Denominated Foreign Debt Securities                     --
        Emerging Markets                                               /X/
        Foreign Securities                                             /X/
       Forward Contracts                                               /X/
       Futures Contracts                                               /X/
       Indexed Securities/Structured Products                          --
       Inverse Floating Rate Obligations                               --
       INVESTMENT IN OTHER INVESTMENT COMPANIES
        Open-End Funds                                                 /X/
        Closed-End Funds                                               /X/
       Lending of Portfolio Securities                                 /X/
       LEVERAGING TRANSACTIONS
        Bank Borrowings                                                --
        Mortgage "Dollar-Roll" Transactions                            /X/
        Reverse Repurchase Agreements                                  --
       OPTIONS
        Options on Foreign Currencies                                  /X/
        Options on Futures Contracts                                   /X/
        Options on Securities                                          /X/
        Options on Stock Indices                                       /X/
        Reset Options                                                  --
        "Yield Curve" Options                                          --
       Repurchase Agreements                                           /X/
       Short Sales                                                     /X/
       Short Term Instruments                                          /X/
       Swaps and Related Derivative Instruments                        --
       Temporary Borrowings                                            /X/
       Temporary Defensive Positions                                   /X/
       "When-Issued" Securities                                        /X/

APPENDIX A                                                    HIGH INCOME SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the High Income Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                 ANTICIPATES USING                CURRENTLY ANTICIPATE USING

       DEBT SECURITIES
        ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                     /X/
         Corporate Asset-Backed Securities                             /X/
         Mortgage Pass-Through Securities                              /X/
         Stripped Mortgage-Backed Securities                           --
        Corporate Securities                                           /X/
        Loans and Other Direct Indebtedness                            /X/
        Lower Rated Bonds                                              /X/
        Municipal Bonds                                                --
        U.S. Government Securities                                     /X/
        Variable and Floating Rate Obligations                         /X/
        Zero Coupon Bonds, Deferred Interest Bonds and PIK
          Bonds                                                        /X/
       Equity Securities                                               /X/
       FOREIGN SECURITIES EXPOSURE
        Brady Bonds                                                    /X/
        Depositary Receipts                                            --
        Dollar-Denominated Foreign Debt Securities                     /X/
        Emerging Markets                                               /X/
        Foreign Securities                                             /X/
       Forward Contracts                                               /X/
       Futures Contracts                                               /X/
       Indexed Securities/Structured Products                          /X/
       Inverse Floating Rate Obligations                               --
       INVESTMENT IN OTHER INVESTMENT COMPANIES
        Open-End Funds                                                 /X/
        Closed-End Funds                                               /X/
       Lending of Portfolio Securities                                 /X/
       LEVERAGING TRANSACTIONS
        Bank Borrowings                                                --
        Mortgage "Dollar-Roll" Transactions                            /X/
        Reverse Repurchase Agreements                                  --
       OPTIONS
        Options on Foreign Currencies                                  --
        Options on Futures Contracts                                   --
        Options on Securities                                          /X/
        Options on Stock Indices                                       /X/
        Reset Options                                                  --
        "Yield Curve" Options                                          --
       Repurchase Agreements                                           /X/
       Short Sales                                                     /X/
       Short Term Instruments                                          /X/
       Swaps and Related Derivative Instruments                        /X/
       Temporary Borrowings                                            /X/
       Temporary Defensive Positions                                   /X/
       "When-Issued" Securities                                        /X/

APPENDIX A                                                  NEW DISCOVERY SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the New Discovery Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                 ANTICIPATES USING                CURRENTLY ANTICIPATE USING

       DEBT SECURITIES
        ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                     --
         Corporate Asset-Backed Securities                             --
         Mortgage Pass-Through Securities                              --
         Stripped Mortgage-Backed Securities                           --
        Corporate Securities                                           /X/
         Loans and Other Direct Indebtedness                           --
         Lower Rated Bonds                                             /X/
         Municipal Bonds                                               --
         U.S. Government Securities                                    /X/
         Variable and Floating Rate Obligations                        /X/
         Zero Coupon Bonds, Deferred Interest Bonds and PIK
           Bonds                                                       /X/
       Equity Securities                                               /X/
       FOREIGN SECURITIES EXPOSURE
        Brady Bonds                                                    --
        Depositary Receipts                                            /X/
        Dollar-Denominated Foreign Debt Securities                     /X/
        Emerging Markets                                               /X/
        Foreign Securities                                             /X/
       Forward Contracts                                               /X/
       Futures Contracts                                               /X/
       Indexed Securities/Structured Products                          /X/
       Inverse Floating Rate Obligations                               --
       INVESTMENT IN OTHER INVESTMENT COMPANIES
        Open-End                                                       /X/
        Closed-End                                                     /X/
       Lending of Portfolio Securities                                 /X/
       LEVERAGING TRANSACTIONS
        Bank Borrowings                                                --
        Mortgage "Dollar-Roll" Transactions                            /X/
        Reverse Repurchase Agreements                                  --
       OPTIONS
        Options on Foreign Currencies                                  /X/
        Options on Futures Contracts                                   /X/
        Options on Securities                                          /X/
        Options on Stock Indices                                       /X/
        Reset Options                                                  /X/
        "Yield Curve" Options                                          /X/
       Repurchase Agreements                                           /X/
       Short Sales                                                     /X/
       Short Term Instruments                                          /X/
       Swaps and Related Derivative Instruments                        /X/
       Temporary Borrowings                                            /X/
       Temporary Defensive Positions                                   /X/
       "When-Issued" Securities                                        /X/

APPENDIX A                                                          VALUE SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Value Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/SERIES USES, OR CURRENTLY     -- PERMITTED, BUT SERIES DOES NOT
                 ANTICIPATES USING                CURRENTLY ANTICIPATE USING

       DEBT SECURITIES
        Asset-Backed Securities                                        /X/
         Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities                                     /X/
         Corporate Asset-Backed Securities                             /X/
         Mortgage Pass-Through Securities                              /X/
         Stripped Mortgage-Backed Securities                           /X/
        Corporate Securities                                           /X/
        Loans and Other Direct Indebtedness                            /X/
        Lower Rated Bonds                                              /X/
        Municipal Bonds                                                /X/
        U.S. Government Securities                                     /X/
        Variable and Floating Rate Obligations                         /X/
        Zero Coupon Bonds, Deferred Interest Bonds and PIK
          Bonds                                                        /X/
       Equity Securities                                               /X/
       FOREIGN SECURITIES EXPOSURE
        Brady Bonds                                                    /X/
        Depositary Receipts                                            /X/
        Dollar-Denominated Foreign Debt Securities                     /X/
        Emerging Markets                                               /X/
        Foreign Securities                                             /X/
       Forward Contracts                                               /X/
       Futures Contracts                                               /X/
       Indexed Securities/Structured Products                          /X/
       Inverse Floating Rate Obligations                               --
       INVESTMENT IN OTHER INVESTMENT COMPANIES
        Open-End                                                       /X/
        Closed-End                                                     /X/
       Lending of Portfolio Securities                                 /X/
       LEVERAGING TRANSACTIONS
        Bank Borrowings                                                --
        Mortgage "Dollar-Roll" Transactions                            /X/
        Reverse Repurchase Agreements                                  --
       OPTIONS
        Options on Foreign Currencies                                  /X/
        Options on Futures Contracts                                   /X/
        Options on Securities                                          /X/
        Options on Stock Indices                                       /X/
        Reset Options                                                  /X/
       "Yield Curve" Options                                           /X/
       Repurchase Agreements                                           /X/
       Short Sales                                                     /X/
       Short Term Instruments                                          /X/
       Swaps and Related Derivative Instruments                        /X/
       Temporary Borrowings                                            /X/
       Temporary Defensive Positions                                   /X/
       "When-Issued" Securities                                        /X/

MFS(R) VARIABLE INSURANCE TRUST(SM)

If you want more information about the trust and its series, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2004, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE TRUST AND ITS SERIES, AND MAKE INQUIRIES ABOUT THE TRUST AND ITS SERIES, BY CONTACTING:

      MFS Service Center, Inc.
      2 Avenue de Lafayette
      Boston, MA 02111-1738
      Telephone: 1-800-343-2829, EXT. 3500
      Internet: http://www.mfs.com

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

      Public Reference Room
      Securities and Exchange Commission
      Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

      The trust's Investment Company Act file number is 811-8326


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